Other Reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell Plc Shareholders (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Losses arising on net investment hedges	$ 2,024